Financial Risk Management Objectives and Policies - Summary of Foreign Currency Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	¥ 1,210	¥ 1,793
Cash and cash equivalents	7,651	1,350
Other non-current assets	5,345	3,970
Trade and other payables	(3,220)	(3,877)
Borrowings	(87,895)	(51,837)
Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(96,251)	(110,275)	¥ (109,306)
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	10	28
Cash and cash equivalents	968	635
Other receivables	115	2,065
Other non-current assets	150	180
Trade and other payables	(108)	(105)
Borrowings	(375)	(870)
USD [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(36,267)	(45,674)
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	2	47
Cash and cash equivalents	4	63
Other receivables	3	3
Trade and other payables	(1)	(3)
Borrowings	(2,664)	(3,073)
EUR [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(8)
SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	0	5
Cash and cash equivalents	3	5
Other receivables	1	1
Trade and other payables		0
Borrowings	(2,466)	(2,587)
SGD [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(85)	(397)
KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	2	59
Cash and cash equivalents	3	10
Other receivables	12	13
Trade and other payables		(6)
Borrowings	(3,162)	(3,205)
KRW [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	¥ (142)	¥ (183)